Quarterly Results of Operations (Unaudited) (Details) - USD ($)		3 Months Ended											12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transaction fees													$ 1
Total net revenue		$ 467,383					$ 524,972						2,135,046	$ 1,835,165
Total operating expenses		971,471					1,486,728						6,876,194	7,012,609
Income tax (benefit) expense													0	0
Net loss		(503,939)					(956,679)						(4,728,869)	(5,698,198)
LendingClub Corp [Member]
Transaction fees		98,692,000		$ 101,568,000	$ 100,813,000	$ 96,605,000	124,508,000		$ 114,955,000	$ 100,420,000	$ 85,651,000	$ 72,482,000	423,494,000	373,508,000	$ 197,124,000
Servicing fees		21,180,000	[1]	22,951,000	16,513,000	11,603,000	20,487,000	[1]	11,941,000	8,999,000	6,479,000	5,392,000	68,009,000	32,811,000	11,534,000
Management fees				3,076,000	1,964,000	3,053,000			3,313,000	2,900,000	2,548,000	2,215,000	11,638,000	10,976,000	5,957,000
Other revenue (expense)		2,221,000	[1]	1,607,000	(6,681,000)	(8,870,000)	6,103,000	[1]	4,262,000	2,743,000	1,441,000	956,000	(7,674,000)	9,402,000	(1,203,000)
Total net operating revenue				129,202,000	112,609,000	102,391,000	151,265,000		134,471,000	115,062,000	96,119,000	81,045,000	495,467,000	426,697,000	213,412,000
Net interest income and other adjustments				1,320,000	1,947,000	1,049,000	1,029,000		1,047,000	1,214,000	798,000	187,000	5,345,000	3,246,000	(2,284,000)
Total net revenue		124,482,000		130,522,000	114,556,000	103,440,000	152,294,000		135,518,000	116,276,000	96,917,000	81,232,000	500,812,000	429,943,000	211,128,000
Sales and marketing		54,583,000		55,457,000	44,901,000	49,737,000	66,575,000		53,537,000	44,018,000	39,501,000	34,470,000	216,670,000	171,526,000	85,652,000
Origination and servicing		20,449,000		18,296,000	16,332,000	20,934,000	19,198,000		17,696,000	16,732,000	14,706,000	12,201,000	74,760,000	61,335,000	37,326,000
Engineering and product development		35,760,000		32,522,000	29,428,000	29,209,000	24,198,000		23,887,000	21,063,000	18,214,000	13,898,000	115,357,000	77,062,000	38,518,000
Other general and administrative		43,574,000		56,740,000	58,940,000	53,457,000	38,035,000		35,245,000	32,280,000	28,247,000	26,410,000	207,172,000	122,182,000	81,136,000
Goodwill impairment				0	1,650,000	35,400,000	0						37,050,000
Total operating expenses		154,366,000		163,015,000	151,251,000	188,737,000	148,006,000		130,365,000	114,093,000	100,668,000	86,979,000	651,009,000	432,105,000	242,632,000
Loss before income tax expense		(29,884,000)		(32,493,000)	(36,695,000)	(85,297,000)	4,288,000		5,153,000	2,183,000	(3,751,000)	(5,747,000)	(150,197,000)	(2,162,000)	(31,504,000)
Income tax (benefit) expense		(40,000)		(224,000)	(209,000)	(3,946,000)	151,000		584,000	1,233,000	389,000	627,000	(4,228,000)	2,833,000	1,390,000
Net loss		$ (29,844,000)		(32,269,000)	(36,486,000)	(81,351,000)	4,137,000		4,569,000	950,000	(4,140,000)	(6,374,000)	$ (145,969,000)	$ (4,995,000)	$ (32,894,000)
Loan Originations	[2]			$ 1,987,278,000	$ 1,972,034,000	$ 1,955,401,000	$ 2,750,033,000		$ 2,579,201,000	$ 2,235,647,000	$ 1,911,759,000	$ 1,635,090,000
Weighted-average common shares - Basic		400,308,521		395,877,053	391,453,316	382,893,402	380,266,636		378,631,340	375,982,120	372,841,945	371,959,312	387,762,072	374,872,118	75,573,742
Weighted-average common shares - Diluted		400,308,521		395,877,053	391,453,316	382,893,402	392,397,825		402,634,010	401,934,880	372,841,945	371,959,312	387,762,072	374,872,118	75,573,742
Net income (loss) per share - Basic		$ (0.07)		$ (0.08)	$ (0.09)	$ (0.21)	$ 0.01		$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.38)	$ (0.01)	$ (0.44)
Net income (loss) per share - Diluted		$ (0.07)		$ (0.08)	$ (0.09)	$ (0.21)	$ 0.01		$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.38)	$ (0.01)	$ (0.44)

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See "Note 1 - Basis of Presentation" for additional information.
[2]	Loan originations include loans facilitated through the platform plus outstanding purchase commitments at period end.